Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 4,900.0	$ 4,700.0
Revenue From Rendering Of Services Related Party Transactions	6.4	6.6
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	264.0	252.8
Utilized credit exposure	$ 188.4	$ 189.6